Others, Net (Tables)	12 Months Ended
Dec. 31, 2022
Others, Net [Abstract]
Schedule of Other Nonoperating Income Expense

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Government grants	28,644	42,202	87,468
Foreign exchange (losses)/gains	(23,935)	(5,005)	4,051
Fair value changes of short-term investments	9,396	28,810	2,477
Impairment of long-term investments	—	(7,000)	(10,300)
Donation	(1,459)	(9,801)	(5,450)
VAT exemption due to the COVID-19 (Note 10)	51,889	(5,353)	—
Loss from lease termination	—	(2,809)	(1,168)
Remeasured loss from previously held interest (Note 5)	—	(2,456)	—
Others	(3,483)	(1,915)	4,367

Total	61,052	36,673	81,445